K&L Gates LLP State Street Financial Center One Lincoln Street Boston, MA 02111 T +1 617 261 3100 F +1 617 261 3175 klgates.com

January 6, 2016

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: John Hancock Funds II (the “Registrant”)

File Nos. 333-126293; 811-21779

Dear Sir/Madam:

On behalf of the Registrant, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we certify that all of the forms of prospectus, each dated January 1, 2016, that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from the forms of prospectus in Post-Effective Amendment No. 162 under the 1933 Act to the Registration Statement on Form N-1A filed electronically with the Securities and Exchange Commission on December 28, 2015 via EDGAR, accession number 0001133228-15-006622, except for the forms of prospectus listed in Appendix A hereto, which are expected to be separately filed pursuant to paragraph (c) of Rule 497 on or about January 6, 2016.

The form of Statement of Additional Information is expected to be separately filed pursuant to paragraph (c) of Rule 497 on or about January 6, 2016.

If you have any questions or comments, please call me at 617-261-3240.

/s/ George P. Attisano

George P. Attisano

K&L Gates LLP

Cc: Ariel Ayanna,

Assistant Secretary of the Registrant

K&L Gates LLP State Street Financial Center One Lincoln Street Boston, MA 02111 T +1 617 261 3100 F +1 617 261 3175 klgates.com

Appendix A

Retirement Choices Portfolios

Class R1, Class R2, Class R4, and Class R6

Retirement Living Portfolios

Class A, Class I, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6

Retirement Living II Portfolios

Class R2, Class R4, and Class R6